Financial risk management - Fair value measurements (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	$ 1,626	$ 1,652
Fair value
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	23	290
Fair value | Commodity derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	(17)	5
Fair value | Foreign currency derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)		0
Fair value | Interest rate swap derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	28	26
Fair value | Embedded derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	12	259
Fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	0	0
Fair value | Level 1 | Commodity derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	0	0
Fair value | Level 1 | Foreign currency derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)		0
Fair value | Level 1 | Interest rate swap derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	0	0
Fair value | Level 1 | Embedded derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	0	0
Fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	23	290
Fair value | Level 2 | Commodity derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	(17)	5
Fair value | Level 2 | Foreign currency derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)		0
Fair value | Level 2 | Interest rate swap derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	28	26
Fair value | Level 2 | Embedded derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	12	259
Fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	0	0
Fair value | Level 3 | Commodity derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	0	0
Fair value | Level 3 | Foreign currency derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)		0
Fair value | Level 3 | Interest rate swap derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	0	0
Fair value | Level 3 | Embedded derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	$ 0	$ 0